Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 2,032	$ 800
Restricted cash		26	26
Time deposits		3,377	3,496
Accounts receivable, net (net of allowance of $12,796 and $nil as of December 31, 2023 and 2024, respectively)		116	218
Prepaid expenses and other current assets, net (net of allowance of $405 and $392 as of December 31, 2023 and 2024, respectively)		6,747	5,643
Current assets held for sale		11,057	7,957
Total current assets		23,355	18,140
Non-current assets:
Property and equipment, net		7	318
Right of use asset		216	442
Deferred tax assets
Non-current assets held for sale		1,831	2,532
Total non-current assets		2,054	3,292
Total assets		25,409	21,432
Current liabilities:
Accounts payable		5,388	6,756
Accrued expenses and other payables		15,295	19,438
Contract liabilities		1,299	1,251
Lease liabilities – current		179	140
Short-term bank and other borrowings		417	424
Convertible notes			2,680
Current liabilities held for sale		4,337	2,330
Total current liabilities		26,916	33,019
Non-current liabilities:
Unrecognized tax benefits
Deferred tax liabilities
Lease liabilities – non-current			182
Non-current liabilities held for sale		2,091	2,663
Total non-current liabilities		2,091	2,845
Total liabilities		29,007	35,864
Commitments and contingencies
Shareholders’ deficit:
Ordinary shares (no par value; unlimited shares authorized; 28,866,017 shares and 28,970,077 shares issued and outstanding as of December 31, 2023 and 2024, respectively*)	[1]
Additional paid-in capital		330,016	345,338
Subscriptions receivable		(16,091)	(25,514)
Statutory reserve		1,901	1,901
Accumulated deficit		(314,842)	(331,539)
Accumulated other comprehensive loss		(4,389)	(3,806)
Total Borqs Technologies, Inc. shareholders’ deficit		(3,405)	(13,620)
Noncontrolling interest		(193)	(812)
Total shareholders’ deficit		(3,598)	(14,432)
Total liabilities, noncontrolling interest and shareholders’ deficit		$ 25,409	$ 21,432

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023